Employee compensation and benefits - Average number of persons employed by HSBC during the year by global business (Details) - employee	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Average number of employees	247,055	242,850	244,788
Retail Banking and Wealth Management
Disclosure of operating segments [line items]
Average number of employees	141,044	135,239	134,021
Commercial Banking
Disclosure of operating segments [line items]
Average number of employees	46,416	48,757	46,716
Global Banking and Markets
Disclosure of operating segments [line items]
Average number of employees	51,127	48,990	49,100
Global Private Banking
Disclosure of operating segments [line items]
Average number of employees	7,099	8,206	7,817
Corporate Centre
Disclosure of operating segments [line items]
Average number of employees	1,369	1,658	7,134